Note 10 - Leases (Details Textual) $ in Thousands	Dec. 31, 2021 USD ($)
Minimum [Member]
Lessee, Operating Lease, Remaining Lease Term (Month)	8 months
Lessee, Operating Lease, Renewal Term (Year)	3 years
Maximum [Member]
Lessee, Operating Lease, Remaining Lease Term (Month)	40 months
Lessee, Operating Lease, Renewal Term (Year)	10 years
Other Assets [Member]
Operating Lease, Right-of-Use Asset	$ 400
Other Liabilities [Member]
Operating Lease, Liability, Total	$ 392